RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments, including the PCRA, are cash and cash equivalents and shares of mutual funds and common/collective trust funds managed by an affiliate of the custodian. Therefore, transactions in these investments qualify as party-in-interest transactions, which are exempt from prohibited transaction rules. The Plan also invests in the common stock of the Plan Sponsor as well as loans to Plan Participants, both of which qualify as related parties to the Plan and also are exempt from prohibited transaction rules.
For the year ended December 31, 2025, 5,661 units of the Humana Unitized Stock Fund were purchased for $580,863 and 8,223 units of the Humana Unitized Stock Fund were sold for $858,290. For the year ended December 31, 2024, 5,424 units of the Humana Unitized Stock Fund were purchased for $626,552 and 11,720 units of the Humana Unitized Stock Fund were sold for $1,451,596. At December 31, 2025 and 2024, the fair value of the Humana Unitized Stock Fund was $4,017,929 and $4,180,028, respectively, which represented 4.4% and 5.2%, respectively, of the fair value of all investments held by the Plan.
The Company has authorized Newport Trust Company with sole responsibility for deciding whether to restrict investment in the Humana Unitized Stock Fund, or to sell or otherwise dispose of all or any portion of the stock held in the Humana Unitized Stock Fund in certain limited circumstances. In the event Newport Trust Company determined to sell or dispose of stock in the Humana Unitized Stock Fund, Newport Trust Company would designate an alternative investment fund under the Plan for the temporary investment of any proceeds from the sale or other disposition of the Company’s common stock.